CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 2,300,889	$ 2,658,932	$ 3,641,624
Costs and Expenses:
Cost of operations	2,113,013	2,801,426	3,100,009
Selling, general and administrative expenses	208,564	193,126	218,162
Asset impairments	(9,002)	84,482
Gains on asset disposals	(46,201)	(15,200)	(405)
Restructuring expenses	18,113	35,727
Total costs and expenses	2,284,487	3,099,561	3,317,766
Equity in Losses of Unconsolidated Affiliates	(7,848)	(16,116)	(16,719)
Operating Income (Loss)	8,554	(456,745)	307,139
Other Income (Expense):
Interest income (expense) - net	(60,877)	1,353	4,656
Gain (loss) on foreign currency-net	7,234	16,872	20,142
Other income (expense) - net	(232)	(2,339)	(995)
Total other income (expense)	(53,875)	15,886	23,803
Income (loss) from continuing operations before provision for income taxes, discontinued operations and noncontrolling interests	(45,321)	(440,859)	330,942
Provision for Income Taxes	20,073	49,051	129,204
Income (loss) from continuing operations before discontinued operations and noncontrolling interests	(65,394)	(489,910)	201,738
Gain on disposal of discontinued operation			257
Income from discontinued operation, net of tax			3,240
Total income from discontinued operations, net of tax			3,497
Net income (loss)	(65,394)	(489,910)	205,235
Less: net income attributable to noncontrolling interest	10,600	18,958	10,770
Net income (loss) attributable to McDermott International, Inc.	$ (75,994)	$ (508,868)	$ 194,465
Basic earnings (loss) per share
Income (loss) from continuing operations less noncontrolling interest	$ (0.32)	$ (2.15)	$ 0.81
Income (loss) from discontinued operations, net of tax			$ 0.01
Net income (loss) attributable to McDermott International, Inc.	$ (0.32)	$ (2.15)	$ 0.83
Diluted earnings (loss) per share:
Income (loss) from continuing operations less noncontrolling interest	$ (0.32)	$ (2.15)	$ 0.80
Income (loss) from discontinued operations, net of tax			$ 0.01
Net income (loss) attributable to McDermott International, Inc.	$ (0.32)	$ (2.15)	$ 0.82
Shares used in the computation of earnings per share:
Basic:	237,229,086	236,514,584	235,638,422
Diluted:	237,229,086	236,514,584	237,619,688